Investments	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investments

4.	INVESTMENTS

Short-term Investments

As of December 31, 2018, the Company’s short-term investments comprised of only debt securities. All of the short-term held-to-maturity investments were deposits in commercial banks with maturities of less than one year and the Company has the positive intent and ability to hold those securities to maturity. The short-term available-for-sale investments include wealth management products issued by commercial banks and other financial institutions.

During the years ended December 31, 2016, 2017 and 2018, the Company recorded interest income from its short-term investments of RMB2.3 billion, RMB3.0 billion and RMB3.9 billion (US$564 million) in the consolidated statements of comprehensive income, respectively.

Long-term Investments

Equity investments at fair value with readily determinable fair value

Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies for which the Company does not have significant influence. The equity investments were accounted for as available-for-sale equity investments prior to the adoption of ASC 321. Starting in January 1, 2018 after adopting ASC 321, these investments were classified as equity investments at fair value with readily determinable fair value and reported at fair value. Changes in fair value are recognized in earnings, instead of accumulated other comprehensive income.

Equity investments at fair value without readily determinable fair value

Equity investments at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. As of December 31, 2017, the carrying amount of the Company’s cost method investments was RMB21.8 billion. In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2018, the carrying amount of the Company’s equity investments measured at fair value using the measurement alternative was RMB29.3 billion (US$4.3 billion), net of RMB1.3 billion (US$191 million) in accumulated impairment. Impairment charges recognized on equity investments measured at fair value using the measurement alternative was RMB455 million (US$66 million) for the year end December 31, 2018. During the year ended December 31, 2018, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB21.6 billion (US$3.1 billion) as of December 31, 2018.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018 were as follows:

	For the year ended December 31, 2018
	RMB	US$
	(In millions)
Gross unrealized gains (upward adjustments)	7,119	1,035
Gross unrealized losses (downward adjustments excluding impairment)	(2,412)	(351)

Net unrealized gains and losses on equity securities held	4,707	684
Net realized gains on equity securities sold	124	18

Total net gains recognized in other income, net	4,831	702

In 2016, the Company exchanged its equity shares of Uber (Cayman), Ltd. (“Uber China”), with Xiaoju Kuaizhi, Inc. (“Didi”), a China based ridesharing company, upon the merger of the two companies. The Company recognized a total gain of RMB2.0 billion in “Other income, net” and the retained investment in Didi was accounted for as a cost method investment. After the adoption of ASC 321, this investment is measured at fair value using the measurement alternative.

In May 2017, the Company completed the disposal of its mobile game business to third-party companies, a total gain of RMB923 million was recognized in “Other income, net.”

In August 2017, the Company completed the disposal of Xiaodu Life Technology Ltd (“Xiaodu”), a former subsidiary of the Company primarily engaged in the business of takeout delivery services, to Rajax Holding, a China based delivery company. The Company recognized a total gain of RMB4.6 billion in “Other income, net” in 2017.

In October 2017, the Company completed the share purchase transaction of China United Network Communication Limited (“China Unicom”), listed telecommunications company in China. The total purchase consideration was RMB7.0 billion in cash with RMB4.0 billion attributable to noncontrolling interest. The investment in China Unicom was held by a non-wholly-owned subsidiary of the Company and was accounted for as a cost method investment due to a three-year holding requirement before adopting ASC 321. Subsequent to the adoption of ASC 321 it was accounted as an equity investments at fair value using the measurement alternative.

Equity method investments

Equity Investment in Ctrip.com International, Ltd. (“Ctrip”)

As of December 31, 2018, the Company held approximately 19% of Ctrip’s outstanding shares, which had a fair value of RMB19.6 billion (US$2.8 billion) as of December 31, 2018 , based on the market closing price. The Company is considered to have significant influence over Ctrip and accounts for such investment as an equity method investment in accordance with ASC 323.

As of December 31, 2018, the market value of the Company’s investment in Ctrip, based on the market closing price, was below its carrying value. The Company evaluated the investment in Ctrip for impairment, taking into consideration, including, but not limited to, the duration, degree and causes of the decline in stock price, the Company’s intent and ability to hold the investment, recoveries in market price subsequent to the balance sheet date, and Ctrip’s financial performance and near-term prospects. Based on the evaluation, the Company concluded that the decline in market value of the investment in Ctrip did not meet the threshold of other-than-temporary.

The following tables set forth the summarized financial information of Ctrip:

	As of September 30, (i)
	2017 (ii)	2018	2018
	RMB	RMB	US$
	(In millions)
Current assets	63,241	84,464	12,285
Non-current assets	99,986	104,906	15,258
Current liabilities	41,972	69,065	10,045
Non-current liabilities	37,590	30,318	4,410
Noncontrolling interests	1,935	2,231	324

	For the twelve months ended September 30, (i)
	2016 (ii)	2017 (ii)	2018 (ii)	2018 (ii)
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	17,642	25,731	29,944	4,355
Gross profit	12,669	20,725	24,019	3,493
(Loss) income from operations	(1,681)	2,626	3,302	480
Net (loss) income	(2,177)	2,282	2,807	408
Net (loss) income attributable to the investees	(2,000)	2,284	2,806	408

(i)	The Company adopted a one-quarter lag in reporting its share of equity income in Ctrip
(ii)

Ctrip adopted ASC 606 (on a fully retrospective basis) and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statement is immaterial, and the prior period financial information of Ctrip was not restated.

Disposal of financial services business

In April 2018, the Company entered into definitive agreements relating to the disposal of its wholly-owned financial services business, which provided consumer credit, wealth management and other financial services. To facilitate the divestiture, the Company conducted a series of legal restructuring and recapitalization of entities conducting the financial services business (“Du Xiaoman”), which were accounted for as transactions under common control.

In August 2018, Du Xiaoman issued preferred shares to third-party investors, which resulted in the Company becoming a minority shareholder of Du Xiaoman. Accordingly, Du Xiaoman was deconsolidated from the Group and a disposal gain of RMB5.5 billion (US$803 million) was recognized in “Other income, net,” including RMB4.2 billion (US$604 million) relates to the re-measurement of the Company’s retained investment in Du Xiaoman. The disposal of Du Xiaoman did not meet the definition of a discontinued operation per ASC Subtopic 205-20, Presentation of Financial Statements—Discontinued Operations, as the divestiture did not represent a shift in strategy nor had a major impact to the Group’s operation and financial results.

The Company retained an equity interest of 41% on a fully diluted basis, and accounted for Du Xiaoman as an equity method investment in accordance with ASC 323, as it retained significant influence over Du Xiaoman. The carrying amount of the Du Xiaoman investment in excess of the Company’s proportionate interest in Du Xiaoman was recognized as equity method goodwill of RMB3.5 billion (US$512 million), intangible assets of RMB851 million (US$124 million) and related deferred tax liabilities of RMB213 million (US$31 million).

During the year ended December 31, 2016, the Company derecognized a group of assets sold to a third party and deconsolidated several subsidiaries due to the loss of a controlling equity interest in the subsidiary or substantive participating rights granted to other minority shareholders of the subsidiaries. An aggregate gain of RMB1.4 billion was recognized in “Other income, net” during the year ended December 31, 2016 accordingly. The Company’s retained interest in these subsidiaries were accounted for as equity method investments.

As of December 31, 2017 and 2018, in addition to the aforementioned equity method investments, the Company held other equity method investments through its subsidiaries or VIEs and over which had significant influence. The carrying amount of the Company’s equity method investments, including Ctrip, was RMB31.4 billion and RMB44.1 billion (US$6.4 billion) as of December 31, 2017 and 2018, respectively (see also Note 20).

For the year ended December 31, 2018, equity method investments excluding Ctrip held by the Company in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. Financial information for the Company’s equity method investments other than Ctrip are summarized as a group as follow:

	As of September 30,(i)
	2017(ii)	2018(ii)	2018(ii)
	RMB	RMB	US$
	(In millions)
Current assets	4,914	100,313	14,590
Non-current assets	653	11,050	1,607
Current liabilities	579	78,935	11,481
Non-current liabilities	21	2,718	395
Noncontrolling interests	2	1,706	248

	For the twelve months ended September 30, (i)
	2016 (ii)	2017 (ii)	2018 (ii)	2018(ii)
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	963	1,681	4,633	674
Gross profit	290	671	916	133
Loss from operations	(359)	(303)	(418)	(61)
Net loss	(373)	(310)	(372)	(54)
Net loss attributable to the investees	(396)	(311)	(352)	(51)

(i)	The Company adopted a one-quarter lag in reporting its shares of equity income in all of its investees.
(ii)	Financial information of equity method investees were presented under legacy GAAP, the impact of the new standards on the Company’s financial statements is insignificant.

Investment accounted for at fair value

Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC Subtopic 946-320, Financial Services—Investment Companies, Investments—Debt and Equity Securities. These investments are carried at fair value with realized or unrealized gains and losses recorded in “Other income, net” in the consolidated statements of comprehensive income.

The methodology used in the determination of fair values for held-to-maturity debt investments, available-for-sale debt investments, equity investments with readily determinable fair values and other investment securities accounted for at fair value were disclosed in Note 22.

Investments classification as of December 31, 2017 and 2018 were shown as below:

	As of December 31, 2017
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Short-term investments
Held-to-maturity debt investments	48,666	47	(18)	—	—	48,695
Available-for-sale debt investments	40,139	—	—	581	(5)	40,715
Other invested securities	18,289	—	—	169	(108)	18,350
Long-term investments
Available-for-sale equity investments	2,077	—	—	742	(46)	2,773
Investments accounted for at fair value	307	—	—	14	—	321

	As of December 31, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Short-term investments
Held-to-maturity debt investments	27,388	119	—	—	—	27,507	4,001
Available-for-sale debt investments	83,100	—	—	1,216	(78)	84,238	12,252
Long-term investments
Equity investments at fair value with readily determinable fair value	5,605	—	—	664	(1,841)	4,428	644
Available-for-sale debt investment	1,167	—	—	—	—	1,167	170
Investments accounted for at fair value	1,139	—	—	318	—	1,457	212